PIONEER VARIABLE CONTRACTS TRUST

Pioneer Equity Income VCT Portfolio — Class I and II Shares

Schedule of Investments

September 30, 2021

Schedule of Investments | 9/30/21 (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS - 99.9%
	COMMON STOCKS - 99.9% of Net Assets
	Air Freight & Logistic - 0.5%
7,023	CH Robinson Worldwide, Inc.	$611,001
	Total Air Freight & Logistic	$611,001
	Auto Component - 1.2%
31,603	BorgWarner, Inc.	$1,365,566
	Total Auto Component	$1,365,566
	Automobile - 0.5%
20,310	Honda Motor Co., Ltd. (A.D.R.)	$622,908
	Total Automobile	$622,908
	Banks - 7.7%
60,926	Bank of America Corp.	$2,586,309
17,406	JPMorgan Chase & Co.	2,849,188
10,058	M&T Bank Corp.	1,502,062
10,444	PNC Financial Services Group, Inc.	2,043,264
	Total Banks	$8,980,823
	Beverages - 1.0%
10,271	Keurig Dr Pepper, Inc.	$350,857
5,283	PepsiCo., Inc.	794,616
	Total Beverages	$1,145,473
	Capital Markets - 5.5%
25,785	Bank of New York Mellon Corp.	$1,336,694
15,987	Charles Schwab Corp.	1,164,493
14,360	Northern Trust Corp.	1,548,152
12,334	State Street Corp.	1,044,937
6,690	T Rowe Price Group, Inc.	1,315,923
	Total Capital Markets	$6,410,199
	Chemicals - 2.5%
9,904	Celanese Corp.	$1,491,939
7,345	Corteva, Inc.	309,078
9,631	Dow, Inc.	554,360
8,845	DuPont de Nemours, Inc.	601,371
	Total Chemicals	$2,956,748
	Commercial Service & Supply - 1.1%
8,809	MSA Safety, Inc.	$1,283,471
	Total Commercial Service & Supply	$1,283,471
	Consumer Discretionary - 0.5%
8,602	Omnicom Group, Inc.	$623,301
	Total Consumer Discretionary	$623,301
	Container & Packaging - 0.3%
20,334	Graphic Packaging Holding Co.	$387,159
	Total Container & Packaging	$387,159
	Diversified Telecommunication Services - 3.9%
63,902	AT&T, Inc.	$1,725,993
11,358	BCE, Inc.	568,582
42,109	Verizon Communications, Inc.	2,274,307
	Total Diversified Telecommunication Services	$4,568,882
	Electric Utilities - 2.8%
22,300	Alliant Energy Corp.	$1,248,354
9,475	American Electric Power Co., Inc.	769,181
8,407	Eversource Energy	687,356
7,222	NextEra Energy, Inc.	567,071
	Total Electric Utilities	$3,271,962
	Electrical Equipment - 0.8%
9,123	Emerson Electric Co.	$859,387
	Total Electrical Equipment	$859,387
	Electronic Equipment, Instruments & Components - 1.8%
2,558	CDW Corp.	$465,607
11,228	Corning, Inc.	409,710
9,069	TE Connectivity, Ltd.	1,244,448
	Total Electronic Equipment, Instruments & Components	$2,119,765
	Energy Equipment & Services - 1.1%
28,844	Baker Hughes Co.	$713,312
20,531	Schlumberger, Ltd.	608,539
	Total Energy Equipment & Services	$1,321,851
	Equity Real Estate Investment Trusts (REITs) - 4.2%
11,797	Alexandria Real Estate Equities, Inc.	$2,254,053
8,025	Camden Property Trust	1,183,447
3,582	Digital Realty Trust, Inc.	517,420
16,703	Healthcare Realty Trust, Inc.	497,415
3,417	Prologis, Inc.	428,594
	Total Equity Real Estate Investment Trusts (REITs)	$4,880,929
	Food Products - 3.9%
2,590	Hershey Co.	$438,357
5,502	John B Sanfilippo & Son, Inc.	449,623
6,635	Lamb Weston Holdings, Inc.	407,190
10,053	McCormick & Co., Inc., Class VTG	814,595

Schedule of Investments | 9/30/21 (unaudited) (continued)

Shares			Value
		Food Products - (continued)
27,823		Mondelez International, Inc.	$1,618,742
6,689		Nestle S.A. (A.D.R.)	804,085
		Total Food Products	$4,532,592
		Health Care - 1.0%
16,091		Gilead Sciences, Inc.	$1,123,956
		Total Health Care	$1,123,956
		Health Care Equipment & Supplies - 2.3%
17,779		Abbott Laboratories	$2,100,233
4,653		Medtronic Plc	583,254
		Total Health Care Equipment & Supplies	$2,683,487
		Health Care Providers & Services - 4.3%
8,419		AmerisourceBergen Corp.	$1,005,650
2,724		Anthem, Inc.	1,015,507
11,088		CVS Health Corp.	940,928
2,296		Humana, Inc.	893,488
8,259		Quest Diagnostics, Inc.	1,200,115
		Total Health Care Providers & Services	$5,055,688
		Health Care Technology - 1.1%
18,675		Cerner Corp.	$1,316,961
		Total Health Care Technology	$1,316,961
		Hotel, Restaurant & Leisure - 0.6%
15,675	(a)	Cedar Fair LP	$727,007
		Total Hotel, Restaurant & Leisure	$727,007
		Household Durable - 0.5%
3,954		Garmin Ltd.	$614,689
		Total Household Durable	$614,689
		Household Products - 1.2%
3,623		Clorox Co.	$600,005
5,307		Procter & Gamble Co.	741,919
		Total Household Products	$1,341,924
		Industrial Conglomerate - 1.2%
6,782		Honeywell International, Inc.	$1,439,683
		Total Industrial Conglomerate	$1,439,683
		Insurance - 5.6%
11,692		Chubb, Ltd.	$2,028,328
10,227		First American Financial Corp.	685,720
21,649		Lincoln National Corp.	1,488,369
45,159		Sun Life Financial, Inc.	2,323,431
		Total Insurance	$6,525,848
		IT Services - 4.0%
2,232		Accenture Plc	$714,061
3,376		Automatic Data Processing, Inc.	674,930
3,100		Broadridge Financial Solutions, Inc.	516,584
7,893		Cognizant Technology Solutions Corp.	585,740
4,166		Fidelity National Information Services, Inc.	506,919
9,327		Leidos Holdings, Inc.	896,604
6,858		Paychex, Inc.	771,182
		Total IT Services	$4,666,020
		Machinery - 5.0%
5,017		Caterpillar, Inc.	$963,114
55,794		Gorman-Rupp Co.	1,997,983
6,359		Oshkosh Corp.	650,971
18,320		PACCAR, Inc.	1,445,814
11,814		Timken Co.	772,872
		Total Machinery	$5,830,754
		Media - 2.2%
30,526		Comcast Corp.	$1,707,319
22,246		Interpublic Group of Cos., Inc.	815,761
		Total Media	$2,523,080
		Metals & Mining - 6.3%
12,507		Kaiser Aluminum Corp.	$1,362,763
14,453		Materion Corp.	992,054
10,281		Newmont Corp.	558,258
23,930		Nucor Corp.	2,356,865
14,816		Reliance Steel & Aluminum Co.	2,110,095
		Total Metals & Mining	$7,380,035
		Multiline Retail - 2.7%
3,813		Dollar General Corp.	$808,890
6,608		Kohl's Corp.	311,171
8,832		Target Corp.	2,020,496
		Total Multiline Retail	$3,140,557
		Multi-Utilities - 1.2%
8,813		Ameren Corp.	$713,853
12,047		CMS Energy Corp.	719,567
		Total Multi-Utilities	$1,433,420
		Oil, Gas & Consumable Fuels - 5.9%
12,855		Chevron Corp.	$1,304,140

Schedule of Investments | 9/30/21 (unaudited) (continued)

Shares		Value
	Oil, Gas & Consumable Fuels - (continued)
14,946	ConocoPhillips	$1,012,890
10,342	Exxon Mobil Corp.	608,317
26,799	Marathon Petroleum Corp.	1,656,446
18,321	Phillips 66	1,283,020
14,704	Valero Energy Corp.	1,037,661
	Total Oil, Gas & Consumable Fuels	$6,902,474
	Pharmaceuticals - 6.5%
23,150	AstraZeneca Plc (A.D.R.)	$1,390,389
11,493	Eli Lilly & Co.	2,655,457
5,128	Merck KGaA (A.D.R.)	222,914
15,201	Novo Nordisk AS (A.D.R.)	1,459,448
6,949	Organon & Co.	227,858
36,873	Pfizer, Inc.	1,585,908
	Total Pharmaceuticals	$7,541,974
	Semiconductors & Semiconductor Equipment - 4.4%
8,938	Analog Devices, Inc.	$1,496,936
2,868	CMC Materials, Inc.	353,424
4,835	KLA-Tencor Corp.	1,617,356
8,297	Texas Instruments, Inc.	1,594,766
	Total Semiconductors & Semiconductor Equipment	$5,062,482
	Technology Hardware, Storage & Peripheral - 0.5%
43,457	Hewlett Packard Enterprise Co.	$619,262
	Total Technology Hardware, Storage & Peripheral	$619,262
	Textiles, Apparel & Luxury Goods - 2.0%
12,619	Carter's, Inc.	$1,227,071
16,028	VF Corp.	1,073,716
	Total Textiles, Apparel & Luxury Goods	$2,300,787
	Trading Companies & Distributors - 2.1%
24,079	Fastenal Co.	$1,242,717
8,222	Ferguson Plc	1,147,134
	Total Trading Companies & Distributors	$2,389,851
	TOTAL COMMON STOCKS
	(Cost $80,386,003)	$116,561,956
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.9%
	(Cost $80,386,003)	$116,561,956
	OTHER ASSETS AND LIABILITIES - 0.1%	$161,094
	NET ASSETS - 100.0%	$116,723,050

REIT	Real Estate Investment Trust.
(A.D.R.)	American Depositary Receipts.

(a)	Non-income producing security.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.

Level 1 - unadjusted quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of September 30, 2021, in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$ 116,561,956	$ –	$ –	$ 116,561,956
Total Investments in Securities	$ 116,561,956	$ –	$ –	$ 116,561,956

For the nine months ended September 30, 2021, there were no transfers in or out of Level 3.